Film and Television Costs (Tables)	12 Months Ended
Dec. 31, 2012
Film And Television Costs [Abstract]
Film and Television Costs

December 31 (in millions)	2012	2011
Film Costs:
Released, less amortization	$1,472	$1,428
Completed, not released	99	148
In production and in development	1,048	1,374
	2,619	2,950
Television Costs:
Released, less amortization	1,124	1,002
In production and in development	334	201
	1,458	1,203
Programming rights, less amortization	1,886	2,061
	5,963	6,214
Less: Current portion of programming rights	909	987
Film and television costs	$5,054	$5,227